RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Payable to related parties	$ 122,965	$ 10,874	$ 122,965	$ 10,874
Business Instincts Group [Member] | Business Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	124,208	64,463	302,886	190,164
Payable to related parties		1,874		1,874
Alberta Ltd [Member] | Independent Consultant Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	109,438	109,438	520,089	325,125
Payable to related parties
Scott Larson [Member] | Executive Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	30,744	41,911	70,203	119,335
Payable to related parties		$ 9,000		$ 9,000